Investments Investments (Consolidated Variable Interest Entities - Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Consolidated securitization entities
Variable Interest Entity [Line Items]
Variable Interest, maximum exposure to loss in consolidated securitization entities	$ 86	$ 95